Revenue from Contracts with Customers - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations	₩ 18,574	₩ 13,579	₩ 13,793
Within a year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	99.80%
Transaction price allocated to unsatisfied performance obligations	₩ 18,543
More than one year
Disclosure Of Revenue From Contracts With Customers [Line Items]
Transaction price allocated to unsatisfied performance obligations, percentage	0.20%
Transaction price allocated to unsatisfied performance obligations	₩ 31
Micro-transaction revenue
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	12,622	12,886
Royalties and license fees
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	18	206
Website and application development
Disclosure Of Revenue From Contracts With Customers [Line Items]
Amount of revenue recognized from previous period's contract liabilities	₩ 840	₩ 600